Long term debt, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
The Company’s long-term debt is comprised of the following:

	June 30,	December 31,
	2018	2017
	(In thousands)
Second Lien Notes	$100,000	$100,000
Revolving credit facility	145,000	—
Total debt	245,000	100,000
Debt issuance cost on Second Lien Notes, net	3,528	3,830
Discount on Second Lien Notes, net	2,737	2,971
Total debt issuance cost and discounts	6,265	6,801
Total long-term debt, net	$238,735	$93,199

The Company's debt is comprised of the following:

	December 31,
	2017	2016
	(In thousands)
Revolving Credit Facility	$—	$55,000
Second Lien Notes	100,000	—
Total Debt	100,000	55,000
Debt issuance cost on Second Lien Notes, net	3,830	—
Discount on Second Lien Notes, net	2,971	—
Total debt issuance cost and discounts	$6,801	$—
Total long-term debt, net	$93,199	$55,000

Schedule of Maturities of Long-term Debt	The following are maturities of long-term debt for each of the next five years and thereafter (amounts in thousands):

2018	$—
2019	—
2020	—
2021	—
2022	—
Thereafter	100,000
Total	$100,000

Schedule of Deferred Financing Costs and Debt Discounts
The following table summarizes the Company’s deferred financing costs and debt discounts:

	June 30,	December 31,
	2018	2017
	(In thousands)
Revolving credit facility
Debt issuance costs	$2,245	$1,219
Accumulated amortization of debt issuance costs	(105)	(541)
Net deferred costs - Revolving credit facility	$2,140	$678

Second Lien Notes
Debt discount	$3,000	$3,000
Accumulated amortization of debt discount	(263)	(29)
Debt issuance costs	3,868	3,868
Accumulated amortization of debt issuance costs	(340)	(38)
Net deferred costs - Second Lien Notes	$6,265	$6,801
Total deferred financing costs and debt discount, net	$8,405	$7,479

The following table summarizes the Company's deferred financing costs and debt discounts:

	December 31,
	2017	2016
	(In thousands)
Revolving credit facility
Debt issuance costs	$1,219	$447
Accumulated amortization of debt issuance costs	(541)	(334)
Net deferred costs - Revolving credit facility	678	113

Second lien notes
Debt discount	3,000	—
Accumulated amortization of debt discount	(29)	—
Debt issuance costs	3,868	—
Accumulated amortization of debt issuance costs	(38)	—
Net deferred costs - Second lien notes	6,801	—
Total net deferred financing costs and debt discount	$7,479	$113